Share Capital (Tables)	3 Months Ended
Mar. 31, 2018
Equity [Abstract]
Schedule of Effect of Share-Based Compensation on Statements of Operations
1.	The following table illustrates the effect of share-based compensation on the statements of operations:

	Three months ended March 31,
	2018	2017
Research and development expenses	$2,473	$170
General and administrative expenses	2,068	127
	$4,541	$297